SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (3,389,198)	$ (2,513,551)	$ (729,956)
Total Fixed Assets	1,102,417	1,872,034	952,811
In Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	43,268	43,268
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,459,093	2,458,986	796,783
Office Furniture & Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	317,147	301,487	77,487
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	117,894	117,894	90,959
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		43,268	37,973
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50,671	50,671
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	264,458	257,558	31,775
Demostration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,193,450	1,155,721	$ 647,790
Consignment Machine and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 45,634